Fair Value Measurements - Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis (Details) - Recurring {Member} - Level 3 [Member] - USD ($)
	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Share Warrants [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	$ 486,495
Fair value ending balance	588		$ 486,495
Initial Measurement	33,357
Change in fair value	(519,264)
Preferred Share Warrants [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	64
Fair value ending balance			64
Initial Measurement
Change in fair value	(64)		64
Warrant Liability [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance	486,559	26,283	26,283
Fair value ending balance	588		486,559	26,283
Initial Measurement	33,357		26,551	26,283
Change in fair value	$ (519,328)		433,725
Derivative Liability [Member]
Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis [Line Items]
Fair value beginning balance		313,191	$ 313,191
Fair value ending balance		1,219		$ 313,191
Initial Measurement		49,017
Change in fair value		$ (360,989)